INCOME TAXES - Temporary differences and unused tax losses for which the Company has not recognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 243,304	$ 200,660
PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	244,974	202,301
Exploration and evaluation expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	105,607	61,343
Exploration and evaluation expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	102,451	58,187
Property and equipment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(6,385)
Property and equipment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(6,385)
Equity investment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,821	2,071
Equity investment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,821	2,071
Asset retirement obligation | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,462	987
Asset retirement obligation | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,462	987
Share issue expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	6,939	5,380
Share issue expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	6,939	5,380
Research and development expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	27,930	23,258
Research and development expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	36,403	30,077
Non-capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	100,290	105,528
Non-capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	96,643	103,506
Capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	964
Capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	964
Unrealized foreign exchange loss on convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,185
Unrealized foreign exchange loss on convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,185
Convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,262
Convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,262
Right-of-use assets | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,504)
Right-of-use assets | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,504)
Lease liabilities | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,710	2,087
Lease liabilities | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,710	2,087
Other | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	23	6
Other | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 23	$ 6